Effect on the consolidated statement of comprehensive income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fees and commission income:
Credit card fees	₩ 1,234,239	₩ 1,360,322	₩ 2,369,745
Fees and commission expense:
Credit card fees	₩ (915,521)	(944,533)	₩ (1,988,826)
Amount before implementation of IFRS15
Fees and commission income:
Credit card fees		2,495,837
Fees and commission expense:
Credit card fees		(2,080,048)
Increase (decrease) due to application of IFRS 15
Fees and commission income:
Credit card fees		(1,135,515)
Fees and commission expense:
Credit card fees		₩ 1,135,515